Business Acquisition - Schedule of Pro Forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 7,755,567	$ 8,533,972
Net loss	$ (549,235)	$ (83,468)
Net loss per share: Basic	$ (0.07)	$ (0.01)
Net loss per share: Diluted	$ (0.07)	$ (0.01)